Income Tax (Details) - Schedule of income tax consist - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Income Tax Consist [Abstract]
Current tax expenses	$ 1,117,861	$ 371,021
Deferred tax (benefit) / expense	(537,915)	245,872
Income tax expense	$ 579,946	$ 616,893